Deposits, Prepayment and Other Receivables (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Deposits, Prepayment And Other Receivables [Line Items]
Prepaid insurance	3,372	912	833	1,067
Prepaid electricity	720	11	426	380
Prepaid renovation	131	355	1,188	1,188
Rental deposits / prepaid rent	12,908	6,223	7,618	7,825
Deposit for the import processing arrangement	1,616	2,986	320	314
Loans to workers	11,439	8,348	5,217	5,506
Other receivables	12,207	7,333	18,260	2,181
Others	7,811	1,971	1,609	2,053
Deposits, prepayment and other receivables	50,204	28,139	35,471	20,514